Capital stock - Voting Common Shares (Details) - CAD ($)	Nov. 30, 2024	Aug. 31, 2024	Nov. 30, 2023	Aug. 31, 2023
Capital stock
Issued capital	$ 62,997,017	$ 55,421,479
Common shares
Capital stock
Issued capital	$ 62,958,292	$ 55,382,754
Shares outstanding	1,566,486	163,403	86,329	82,795
Pre-funded warrants
Capital stock
Issued capital	$ 38,725	$ 38,725
Shares outstanding	475	475